SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Weighted-average remaining lease term	3 years	4 years
Weighted-average discount rate	4.68%	4.71%
Right-of-use assets obtained under operating leases	$ 76,249	$ 108,949	$ 85,827